Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 2,007.6	$ 2,529.9	$ 2,715.5
Cost of goods sold	1,862.3	2,194.3	2,420.6
Gross profit	145.3	335.6	294.9
Operating expenses:
Marketing and administration	361.6	302.2	348.8
Research and development	71.1	71.8	87.5
Goodwill impairment charges	0	0	440.5
Restructuring (reversals) charges	(10.8)	(83.5)	350.7
Gain on receipt of property, plant and equipment	0	(31.7)	0
Long-lived asset impairment charges	37.0	19.6	367.9
Operating income (loss)	(313.6)	57.2	(1,300.5)
Non-operating expenses (income):
Interest expense	189.2	135.3	77.2
Interest income	(6.5)	(3.6)	(4.5)
Early extinguishment of debt	75.1	0	0
Other, net	20.4	7.0	10.9
Total non-operating expenses	278.2	138.7	83.6
Loss before income tax expense (benefit) and equity in earnings (loss) of joint ventures	(591.8)	(81.5)	(1,384.1)
Income tax expense	27.8	64.9	73.1
Loss before equity in earnings (loss) of joint ventures	(619.6)	(146.4)	(1,457.2)
Equity in earnings (loss) of joint ventures, net of tax	5.7	(2.3)	(62.8)
Net loss	(613.9)	(148.7)	(1,520.0)
Net loss (income) attributable to noncontrolling interests	27.2	(1.9)	(16.0)
Net loss attributable to SunEdison stockholders	$ (586.7)	$ (150.6)	$ (1,536.0)
Basic loss per share (see Note 12)	$ (2.46)	$ (0.66)	$ (6.68)
Diluted loss per share (see Note 12)	$ (2.46)	$ (0.66)	$ (6.68)